Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	10 years
Machinery and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	10 years
Machinery and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	6 years
Furniture [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	14 years
Furniture [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	7 years
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	3 years